SEGMENTED INFORMATION - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 1,257,157	$ 560,604
Costs of sales	543,672	344,703
Depletion, depreciation, and amortization	263,440	124,001
Mine operating earnings (loss)	450,045	91,900
Capital expenditures	212,848	127,329
Mining interests	2,680,048	1,034,522
Property, plant and equipment	560,458	378,630
Total mining assets	3,240,506	1,413,154
Total assets	4,694,915	1,979,788
Total liabilities	1,521,949	628,717
Producing [Member]
Disclosure of operating segments [line items]
Mining interests	1,852,627	779,890
Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	827,421	254,632
Mexico - Santa Elena [Member]
Disclosure of operating segments [line items]
Revenue	346,437	288,202
Costs of sales	141,580	124,246
Depletion, depreciation, and amortization	43,658	47,942
Mine operating earnings (loss)	161,199	116,014
Capital expenditures	50,648	49,575
Property, plant and equipment	89,658	90,329
Total mining assets	292,300	279,091
Total assets	482,279	415,618
Total liabilities	131,884	124,073
Mexico - Santa Elena [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	145,785	121,733
Mexico - Santa Elena [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	56,857	67,029
Mexico - Los Gatos [Member]
Disclosure of operating segments [line items]
Revenue	489,757	0
Costs of sales	143,438	0
Depletion, depreciation, and amortization	142,939	0
Mine operating earnings (loss)	203,380	0
Capital expenditures	70,473	0
Property, plant and equipment	183,057	0
Total mining assets	1,769,781	0
Total assets	2,128,653	0
Total liabilities	568,578	0
Mexico - Los Gatos [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	1,037,538	0
Mexico - Los Gatos [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	549,186	0
Mexico - San Dimas [Member]
Disclosure of operating segments [line items]
Revenue	301,615	198,186
Costs of sales	180,028	156,952
Depletion, depreciation, and amortization	55,412	50,266
Mine operating earnings (loss)	66,175	(9,032)
Capital expenditures	58,894	54,136
Property, plant and equipment	89,547	90,103
Total mining assets	357,588	352,478
Total assets	631,477	542,760
Total liabilities	105,519	87,791
Mexico - San Dimas [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	214,213	221,657
Mexico - San Dimas [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	53,828	40,718
Mexico - La Encantada [Member]
Disclosure of operating segments [line items]
Revenue	100,925	65,336
Costs of sales	69,329	56,119
Depletion, depreciation, and amortization	15,898	15,850
Mine operating earnings (loss)	15,698	(6,633)
Capital expenditures	14,399	8,876
Property, plant and equipment	26,938	27,534
Total mining assets	55,102	51,612
Total assets	113,985	98,665
Total liabilities	32,986	24,128
Mexico - La Encantada [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	22,176	19,366
Mexico - La Encantada [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	5,988	4,712
Mexico - Non-producing Properties [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Costs of sales	0	0
Depletion, depreciation, and amortization	66	146
Mine operating earnings (loss)	(66)	(146)
Capital expenditures	968	540
Property, plant and equipment	20,714	17,035
Total mining assets	115,351	92,376
Total assets	149,597	129,348
Total liabilities	17,601	14,141
Mexico - Non-producing Properties [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	73,007	60,466
Mexico - Non-producing Properties [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	21,630	14,875
United States - Jerritt Canyon [Member]
Disclosure of operating segments [line items]
Revenue	1,326	4,001
Costs of sales	889	2,736
Depletion, depreciation, and amortization	2,821	6,780
Mine operating earnings (loss)	(2,384)	(5,515)
Capital expenditures	10,607	11,160
Property, plant and equipment	128,878	129,057
Total mining assets	587,889	576,843
Total assets	619,363	608,189
Total liabilities	156,983	151,670
United States - Jerritt Canyon [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	359,908	356,669
United States - Jerritt Canyon [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	99,103	91,117
United States - First Mint [Member]
Disclosure of operating segments [line items]
Revenue	49,426	16,000
Costs of sales	24,699	10,775
Depletion, depreciation, and amortization	632	472
Mine operating earnings (loss)	24,094	4,753
Capital expenditures	0	0
Property, plant and equipment	4,767	4,633
Total mining assets	4,767	4,633
Total assets	14,881	19,399
Total liabilities	10,622	1,450
United States - First Mint [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	0	0
United States - First Mint [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	0	0
Others [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Costs of sales	229	2,021
Depletion, depreciation, and amortization	2,014	2,545
Mine operating earnings (loss)	(2,242)	(4,566)
Capital expenditures	6,859	3,043
Property, plant and equipment	16,899	19,941
Total mining assets	57,727	56,121
Total assets	554,680	165,812
Total liabilities	497,775	225,464
Others [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	0	0
Others [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	40,828	36,180
Intercompany elimination [Member]
Disclosure of operating segments [line items]
Revenue	(32,329)	(11,121)
Costs of sales	(16,520)	(8,146)
Depletion, depreciation, and amortization	0	0
Mine operating earnings (loss)	(15,809)	(2,975)
Capital expenditures	$ 0	$ 0